Investment in equity investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Equity investee activity [Roll Forward]
Balance at year beginning		¥ 586,959	¥ 36,502
Additions		10,727,273	552,493
Share of results and other comprehensive income		(186,302)
Transferred from investment securities		305,655
Impairment loss		(3,152,298)
Foreign currency translation adjustments		582,962	(2,036)
Balance at year end	$ 1,368,404	8,864,249	586,959
Cost method
Equity investee activity [Roll Forward]
Balance at year beginning		586,959	36,502
Additions		2,856,500	552,493
Impairment loss		(285,051)
Foreign currency translation adjustments		149,719	(2,036)
Balance at year end		3,308,127	¥ 586,959
Equity method
Equity investee activity [Roll Forward]
Additions		7,870,773
Share of results and other comprehensive income		(186,302)
Transferred from investment securities		305,655
Impairment loss		(2,867,247)
Foreign currency translation adjustments		433,243
Balance at year end		¥ 5,556,122